Offerings	Jun. 05, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt Convertible into Equity
Security Class Title	6.00% Convertible Senior Notes due 2031
Amount Registered | shares	350,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 350,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 48,335.00
Offering Note	The securities being registered are (i) $350,000,000 in aggregate principal amount of 6.00% Convertible Senior Notes due 2031 (the "Notes) issued by SharonAI Holdings Inc.(the "Company") and (ii) up to 11,292,009 share of the Company's Class A Ordinary Common Stock, par value $0.0001 per shares ("Class A Ordinary Common Stock") issuable upon conversion of the Notes. The amount of shares of Series A Ordinary Common Stock being registered is determined as if the outstanding Notes were converted in full at the maximum Conversion Rate of 24.875 shares of Class A Ordinary Common Stock per $1,000 of the sum of the principal amount of Notes plus accrued and unpaid interest on such Notes. The Notes and the underlying shares of Class A Ordinary Common Stock are being registered for resale on this registration statement on Form S-1 by the Selling Securityholders named in this registration statement. Under Rule 457(i), there is no additional filing fee payable with respect to the shares of Class A Ordinary Common Stock issuable upon conversion of the Notes because no additional consideration will be received in connection with the exercise of the conversion privilege Pursuant to Rule 416(a) of Regulation C under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution from share subdivisions, share dividends or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Common Stock, par value $0.0001 per share
Amount Registered | shares	11,292,009
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	The securities being registered are (i) $350,000,000 in aggregate principal amount of 6.00% Convertible Senior Notes due 2031 (the "Notes) issued by SharonAI Holdings Inc.(the "Company") and (ii) up to 11,292,009 share of the Company's Class A Ordinary Common Stock, par value $0.0001 per shares ("Class A Ordinary Common Stock") issuable upon conversion of the Notes. The amount of shares of Series A Ordinary Common Stock being registered is determined as if the outstanding Notes were converted in full at the maximum Conversion Rate of 24.875 shares of Class A Ordinary Common Stock per $1,000 of the sum of the principal amount of Notes plus accrued and unpaid interest on such Notes. The Notes and the underlying shares of Class A Ordinary Common Stock are being registered for resale on this registration statement on Form S-1 by the Selling Securityholders named in this registration statement. Under Rule 457(i), there is no additional filing fee payable with respect to the shares of Class A Ordinary Common Stock issuable upon conversion of the Notes because no additional consideration will be received in connection with the exercise of the conversion privilege Pursuant to Rule 416(a) of Regulation C under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution from share subdivisions, share dividends or similar transactions.